Derivative financial instruments and hedge accounting	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Derivative financial instruments and hedge accounting
16. Derivative financial instruments and hedge accounting
The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

	2021			2020
All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities
Interest rate derivatives – in a fair value hedge relationship	168	5	—	354	12	—
Interest rate derivatives – not in a hedge relationship	217	—	(9)	550	—	(27)
Cross-currency rate derivatives – in a hedge relationship	331	24	(21)	516	44	(20)
FX derivatives – in a hedge relationship	237	3	(1)	193	5	(2)
FX derivatives – not in a hedge relationship	193	—	(3)	361	2	(3)

Total	1,146	32	(34)	1,974	63	(52)

Analysed as expiring:
In less than one year	393	2	(4)	1,238	18	(12)
Later than one year and not later than five years	679	30	(26)	663	45	(32)
Later than five years	74	—	(4)	73	—	(8)

Total	1,146	32	(34)	1,974	63	(52)

The Group’s treasury policies only allow derivatives to be traded where the objective is risk mitigation. These are then designated for hedge accounting using the following criteria:

•
Where interest rate and cross-currency interest rate swaps are used to convert fixed rate debt to floating and we expect to receive inflows equal to the fixed rate debt interest, these are classified as fair value hedges

•
Where derivatives are used to create a future foreign currency liability to provide protection against currency movements affecting the valuation of an overseas investment, these are designated as a net investment hedge

•
If the derivative and the underlying hedged exposure would normally be revalued through the income statement and valuation changes are expected to be perfectly or near perfectly equal and opposite, these will not be classified in a hedge relationship.

The Group’s fixed rate USD debt is held as fixed rate instruments at amortised cost.
At 31 December 2021, £173m of the Group’s fixed rate euro debt is converted to a floating rate exposure using interest rate and cross-currency swaps. The Group receives interest under its euro debt related swap contracts to match the interest of 1.375% on its euro 2025 notes and, in turn, pays a floating USD LIBOR+ a spread of 1.36%.
USD interest rate swaps are subsequently used to fix an element of the interest charge. The all-in
rates (including the spread above LIBOR) that the Group pays is circa 3.6%. In addition to this, the Group has executed additional interest rate swaps to offset the floating rate borrowings paying circa 2%. At 31 December 2021, the Group had interest rate swap contracts to fix £217m of debt and a further £590m of outstanding fixed rate bonds, bringing the total fixed rate debt to £807m. These fixed interest rate derivatives are not designated in hedging relationships. Additionally, the Group uses FX derivatives including forwards, collars and cross-currency swaps to create synthetic USD debt as a hedge of its USD assets and to achieve certainty of USD currency conversion rates, in line with the Group’s FX hedging policy. Outstanding contracts as at 31 December 2021 were held at an average GBP:USD rate of 1.46. The Group also uses FX derivatives to create synthetic BRL debt as a hedge of BRL assets; these are held at an average GBP:BRL rate of 7.71. These derivatives are in designated net investment hedging relationships. The weighted average rate achieved for the bonds in a net investment hedge relationship was GBP:USD 1.59 for the USD bonds and EUR:GBP 0.86 for the euro bonds. Outstanding contracts on the cross-currency swaps at 31 December 2021 were held at an average EUR:GBP rate of 0.72. These derivatives are in designated fair value hedging relationships.
The Group’s portfolio of rate derivatives is diversified by maturity, counterparty and type. Natural offsets between transaction within the portfolio and the designation of certain derivatives as hedge significantly reduce the risk of income statement volatility. The sensitivity of the portfolio to changes in market rates is set out in note 19.
Fair value hedges
The Group uses interest rate swaps and cross-currency swaps as fair value hedges of the Group’s euro issued debt.
Interest rate exposure arises from movements in the fair value of the Group’s euro debt attributable to movements in euro interest rates. The hedged risk is the change in the euro bonds fair value attributable to interest rate movements. The hedged items are the Group’s euro bonds which are issued at a fixed rate. The hedging instruments are fixed to floating euro interest rate swaps where the Group receives fixed interest payments and pays three-month Euribor.
As the critical terms of the interest rate swaps match the bonds, there is an expectation that the value of the hedging instrument and the value of the hedged item will move in the opposite direction as a result of movements in the zero coupon Euribor curve. The hedge ratio is therefore expected to be 100%. Potential sources of hedge ineffectiveness are a reduction or modification in the hedged item or a material change in the credit risk of swap counterparties.
A foreign currency exposure arises from foreign exchange fluctuations on translation of the Group’s euro debt into GBP. The hedged risk is the risk of changes in the GBPEUR spot rate that will result in changes in the value of the euro debt when translated into GBP. The hedged items are a portion of the Group’s euro bonds. The hedging instruments are floating cross currency swaps which mitigates an exposure to the effect of euro strengthening against GBP within the hedge item.
As the critical terms of the cross-currency swap match the bonds, there is an expectation that the value of the hedging instrument and the value of the hedged item move in the opposite direction as a result of movements in the EUR:GBP exchange rate. The hedge ratio is 100%. Potential source of hedge ineffectiveness are a reduction or modification in the hedge item or a material change in the credit risk of swap counterparties.
The Group held the following instruments to hedge exposures to changes in interest rates and foreign currency risk associated with borrowings:

	2021
All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments
Derivative financial instruments for interest rate risk	5	(5)	168
Derivative financial instruments for currency risk	24	(20)	168

	2020
All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments
Derivative financial instruments for interest rate risk	12	—	354
Derivative financial instruments for currency risk	44	19	354
The amounts at the reporting date relating to items designated as hedge items were as follows:

	2021
All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness
Interest rate risk
Financial liabilities – borrowings	(173)	(4)	5	—	n/a
Currency risk
Financial liabilities – borrowings	(173)	n/a	20	—	n/a

	2020
All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness
Interest rate risk
Financial liabilities – borrowings	(367)	(9)	—	—	n/a
Currency risk
Financial liabilities – borrowings	(367)	n/a	(19)	—	n/a
Hedge of net investment in a foreign operation
A foreign currency exposure arises from the translation of the Group’s net investments in its subsidiaries which have USD, EUR and BRL functional currencies. The hedged risk is the risk of changes in the GBPUSD, GBPEUR and GBPBRL spot rates that will result in changes in the value of the Group’s net investment in its USD, EUR and BRL assets when translated into GBP. The hedged items are a portion of the Group’s assets which are denominated in USD, EUR and BRL. The hedging instruments are debt and derivative financial instruments, including cross-currency swaps, FX forwards (including non-deliverable
forwards) and FX collars, which mitigates an exposure to the effect of a weakening USD, EUR or BRL on the hedged item against GBP.
It is expected that the change in value of each of these items will mirror each other as there is a clear and direct economic relationship between the hedging instrument and the hedged item in the hedge relationship.
Hedge ineffectiveness would arise if the value of the hedged items fell below the value of the hedging instruments; however, this is unlikely as the value of the Group’s assets denominated in USD, EUR and BRL is significantly greater than the proposed net investment programme.
The amounts related to items designated as hedging instruments were as follows:

	2021
All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss
Derivative financial instruments	(19)	(2)	(400)	(2)	—
Financial liabilities – borrowings	(240)	4	(240)	4	—

	2020
All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss
Derivative financial instruments	(17)	3	(355)	3	—
Financial liabilities – borrowings	(246)	1	(246)	1	—
In addition to the above, £9m (2020: £15m) of hedging gains were recognised in OCI in relation to derivative financial instruments that matured during the year. In 2020, £14m of losses accumulated in the translation reserve are reclassified to the income statement as a result of the disposal of Penguin Random House. Included in the translation reserve is a cost of hedging reserve relating to the time value of FX collars which is not separately disclosed due to materiality. The value of that reserve will decrease over the life of the hedge transaction. The balance as at 1 January and 31 December 2021 was £1m.
Offsetting arrangements with derivative counterparties
All of the Group’s derivative financial instruments are subject to enforceable netting arrangements with individual counterparties, allowing net settlement in the event of default of either party. Derivative financial assets and liabilities subject to offsetting arrangements are as follows:

	2021			2020
All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities
Counterparties in an asset position	17	(12)	5	35	(10)	25
Counterparties in a liability position	15	(22)	(7)	28	(42)	(14)

Total as presented in the balance sheet	32	(34)	(2)	63	(52)	11

All of the Group’s derivative financial instruments are subject to enforceable netting arrangements with individual counterparties, allowing net settlement in the event of default of either party. Offset arrangements in respect of cas
h
 balances are described in note 17.
Counterparty exposure from all derivatives is managed, together with that from deposits and bank account balances, within credit limits that reflect published credit ratings and by reference to other market measures (e.g. market prices for credit default swaps) to ensure that there is no significant exposure to any one counterparty’s credit risk.
The Group has no material embedded derivatives that are required to be separately accounted for in accordance with IFRS 9 ‘Financial Instruments’.